Average Annual Total Returns{- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-05 - Fidelity® Blue Chip Growth Fund	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	33.44%	14.65%	15.84%	32.20%	13.42%	14.74%	20.54%	11.50%	13.11%	36.39%	14.63%	15.22%